Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Net loss	$ (7,917,720)	$ (10,541,576)	$ (22,508,304)	$ (28,180,084)
Adjustments to reconcile net loss to cash provided by (used in) operating activities
Depreciation, amortization and accretion	1,315,063	1,722,965	4,364,680	874,789
Asset impairment			1,265,125	7,500,000
Stock-based compensation expense	275,688	1,425,133	2,502,092	902,946
Issuance of restricted stock	103,635	156,814	724,613
Amortization of debt issuance costs				182,759
Amortization of beneficial conversion feature				4,943,073
Noncash interest expense				221,024
Derivative (income)	(817,785)	(196,148)	(212,809)	12,572
Amortization of prepaid research and development - related party (Note 9)		60,992	335,454	121,983
Unrealized (gain) on investment		(230,936)	61,519	971,629
Common stock issued to executives			509,996
Compensation through issuance of stock		509,996
Issuance of warrants to initial investors		596,434	596,434
Gain on sale of asset			(428,374)
Warrant amendment			1,507
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) in accounts receivable	(849,397)	(419,966)	(355,031)	(5,369)
(Increase) decrease in inventory	(67,585)	85,741	195,427	(485,265)
(Increase) in prepaid expenses and other	(454,595)	(221,015)	(95,202)	155,330
Increase (decrease) in accounts payable and other	1,124,558	(195,836)	493,217	698,237
(Decrease) in accrued liabilities	(524,905)	(238,395)	(414,570)	925,232
Increase (decrease) in accrued compensation	497,586	(681,432)	(861,226)	1,004,427
(Decrease) in deferred rent	(3,337)	(1,350)	(4,200)	10,875
(Decrease) in deferred revenue				(511,607)
Net cash used in operating activities	(7,318,794)	(8,168,579)	(13,829,652)	(10,657,449)
Cash flows used in investing activities
Purchases of property and equipment	(12,195)	(44,876)	(111,608)	(252,932)
Installment payment for Natesto asset		(2,000,000)	(6,000,000)	(2,000,000)
Investment in Acerus			1,071,707	(2,012,991)
Sale of investment in Acerus cost			(91,864)
Sales of Primsol assets			1,750,000
Installment payment for Primsol asset		(750,000)	(750,000)	(1,040,000)
Cash proceed from Nuelle			613,309
Cost related to Nuelle acquisition			(16,082)
Deposits				1,998
Net cash used in investing activities	(12,195)	(2,794,876)	(3,534,538)	(5,303,925)
Cash flows from financing activities
Issuance of common stock to Lincoln Park Capital		631,481	739,857
Costs related to sale of common stock		(24,247)	(90,924)
Warrant tender offer			2,243,282
Warrant tender offer cost			(312,159)
Proceeds from convertible promissory notes, net (Note 8)				5,175,000
Debt issuance costs (Note 8)				(298,322)
Costs related to the conversion of the convertible promissory notes to equity				(29,754)
Ampio stock subscription payment				5,000,000
Registered offering		8,602,500	8,602,499	7,520,493
Registered offering costs		(997,865)	(997,865)	(904,914)
Over-allotment warrants purchased by placement agents		2,852	2,852
Issuance of preferred, common stock and warrants	11,839,995
Sale of stock subscription				200,000
Net cash provided by financing activities	10,437,164	8,214,721	10,187,542	16,662,503
Issuance costs related to preferred, common stock and warrants	(1,402,831)
Net change in cash, cash equivalents and restricted cash	3,106,175	(2,748,734)	(7,176,648)	701,129
Cash, cash equivalents and restricted cash at beginning of period	877,542	8,054,190	8,054,190	7,353,061
Cash, cash equivalents and restricted cash at end of period	3,983,717	5,305,456	877,542	8,054,190
Non-cash transactions:
Warrants issued to investors and underwriters (see Note 5)	4,117,997
Revenue share payment to Jazz	7,385
Earn-out payment to Nuelle Shareholders	250,000
Issuance of common stock to Nuelle share holders			1,837,500
Fixed assets included in accounts payable	62,512	61,241	10,789
Warrants issued in connection with the equity financing to the placement agents		$ 292,630	292,630
Warrants amended in connection with warrant tender offer			63,182
Warrant derivative liability related to the issuance of the convertible promissory notes (Note 8)				102,931
Primsol asset purchase included in Primsol payable, $1,250,000 less future accretion of $173,000				1,077,000
Conversion of convertible promissory notes and interest of $221,000 to common stock				5,396,024
Natesto asset purchase included in Natesto payable, $6,000,000 less future accretion of $620,325				5,379,675
Warrant derivative liability related to the issuance of the registered offering placement agent warrants (Note 8)				297,317
Reclassification of liability based warrants to equity presentation related to the convertible promissory notes				136,828
Beneficial conversion feature related to convertible promissory notes				4,943,073
Debt issuance costs related to notes that converted to equity				$ (218,494)